STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Unaudited)
Assays and analysis	$ 96,294	$ 4,500	$ 138,950	$ 23,857
Drilling	75,000	0	277,259	0
Geological	31,216	152,615	98,741	161,615
Property costs and assessments	1,288	0	1,288	15,669
Site activities	5,893	25,142	92,324	25,183
Technical data	6,508	0	6,627	0
Travel and accommodation	0	1,592	13,664	3,266
Exploration and evaluation	216,199	183,849	628,853	229,590
Expense by nature	161,358	116,956	259,738	181,064
Administrative fees	23,078	1,939	33,781	4,060
Conference and travel	1,020	200	1,135	246
Insurance	5,730	0	11,398	5,855
IT Services	8,400	8,400	16,800	16,800
Legal, accounting and audit	60,060	22,381	77,201	34,885
Office and miscellaneous	43,210	48,582	97,200	81,214
Regulatory, trust and filing	19,860	35,454	22,223	38,004
Equity-settled share-based compensation	0	63,093	13,258	63,093
Operating expenses	(377,557)	(363,898)	(901,849)	(473,747)
Other items
Accretion expense - office lease	(138)	(519)	(375)	(1,126)
Amortization of Right-of-use asset	(2,473)	(2,473)	(4,947)	(4,947)
Recognition of flow-through premium liability	20,086	0	20,086	0
Interest income	19,597	17,671	44,178	40,961
Interest expense	0	0	(83)	(10)
Foreign exchange gain (loss)	(186)	(197)	(2,162)	(638)
(Loss) and comprehensive (loss) before taxes for the period	(340,671)	(349,416)	(845,152)	(439,507)
Current income tax (expenses) recoveries	0	0	(722)	0
(Loss) and comprehensive (loss) for the period	$ (340,671)	$ (349,416)	$ (845,874)	$ (439,507)
Basic earning (loss) per common share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted earning (loss) per common share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding (note 5(c))
Basic	70,651,506	58,868,030	70,306,347	58,868,030
Diluted	70,651,506	58,868,030	70,306,347	58,868,030